Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserve, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserve required based on total registered capital	50.00%
Amount contributed to statutory reserve	$ 162	$ 370	$ 4,633
Restricted net assets	92,729	92,567
Variable Interest Entity
Statutory Accounting Practices [Line Items]
Restricted net assets	34,196	34,123
Wholly Foreign Owned Entity
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 58,533	$ 58,444